U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.     Name and address of Issuer:

       Merrill Lynch Intermediate Government Bond Fund
       P.O. Box 9011
       Princeton, N.J.  08543-9011


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.     Investment Company Act File Number: 811-4839

       Securities Act File Number:          33-8708

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4(a.)  Last day of fiscal year for which this Form is filed:

           October 31, 2000

4(b.)  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c.)  [X]  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

           (i)     Aggregate sale price of securities sold
                   during the fiscal year pursuant to
                   section 24 (f):                                   $0

          (ii)     Aggregate price of securities redeemed
                   or repurchased during the fiscal year:            $40,038,764

         (iii)     Aggregate price of securities redeemed or
                   repurchased during any prior fiscal year
                   ending no earlier than October 11, 1995 that
                   were not previously used to reduce registration
                   fees payable to the Commission:                   $48,069,570

          (iv)     Total available redemption credits [add
                   items 5 (ii) and 5 (iii)]:                        $88,108,334

           (v)     Net sales - if Item 5 (i) is greater than
                   Item 5 (iv) [subtract Item 5 (iv) from Item
                   5 (i)]:                                           $0

          (vi)     Redemption credits available for use in
                   future years - if Item 5 (i) is less than
Item 5 (iv) [subtract Item 5(iv) from Item
                   5 (i)]:                                           $88,108,334

         (vii)     Multiplier for determining registration
                   fee (See instruction C.9):                        x  .000264

        (viii)     Registration fee due [multiply Item 5(v)
                   by Item 5 (vii)] (enter "0" if no fee
                   is due):                                          =  $0

6.    Prepaid Shares

           If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of

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           1933 pursuant to rule 24e-2 as in effect before
           October 11, 1997 then report the amount of
           securities (number of shares or other units)
           deducted here:                        2,526,991
           If there is a number of shares or other units
           that were registered pursuant to rule 24e-2
           remaining unsold at the end of the fiscal year
           for which this form is filed that are available
           for use by the issuer in future fiscal years,
           then state that number here:         30,004,285

7.    Interest due - if this Form is being filed
      more than 90 days after the end of the issuer's
      fiscal year (see instruction D) :                              + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
                                                                     = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

                   [  ]     Wire Transfer

                   [  ]     Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By   (Signature and Title)



      /s/  Phillip S. Gillespie
      Phillip S. Gillespie, Secretary


      Date:  January 26, 2001